SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
19.	SEGMENT INFORMATION

The Group's chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focuses on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Intersegment sales arise from transfer of goods between segments. These sales are generally at price consistent with what the Group would charge third parties for similar goods. A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	18,530	14,689	14,646
Intersegment sales	6,790	8,585	-
	25,320	23,274	14,646
Electric OEM:
Unaffiliated customers	12,617	10,681	7,287
Intersegment sales	10,915	11,914	-
	23,532	22,595	7,287

Intersegment eliminations	(17,705)	(20,499)	-

Total net sales	31,147	25,370	21,933

Operating income:
Metal stamping and Mechanical OEM	1,079	428	319
Electric OEM	1,086	71	142
Corporate	(439)	(269)	(106)

Total operating income	1,726	230	355

Interest expense:
Metal stamping and Mechanical OEM	34	14	6
Electric OEM	23	10	3

Total interest expense	57	24	9

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	369	393	353
Electric OEM	290	277	233
Corporate	8	-	-

Total depreciation and amortization	667	670	586

Capital expenditure:
Metal stamping and Mechanical OEM	615	323	206
Electric OEM	412	32	106

Total capital expenditure	1,027	355	312

	As of March 31,
	2012	2013
	$	$
Total assets:
Metal stamping and Mechanical OEM	12,450	10,022
Electric OEM	4,090	5,228
Corporate	39	102

Total assets	16,579	15,352

	As of March 31,
	2012	2013
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	1,342	1,142
Electric OEM	685	627

Total long-lived assets	2,027	1,769

All of the Group's sales are co-ordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net sales:
Hong Kong and China	8,560	5,933	6,148
Other Asian countries	1,898	995	1,415
Europe	15,069	14,030	13,503
North America	5,620	4,412	867
	31,147	25,370	21,933

All of the Group's long-lived assets are located in Hong Kong and China.